Impairment testing of goodwill and intangible assets	12 Months Ended
Dec. 31, 2018
Impairment testing of goodwill and intangible assets
Impairment testing of goodwill and intangible assets

11.Impairment testing of goodwill and intangible assets

The Group identified the following significant CGU’s: Payment Services, SOVEST, Tochka, Rocketbank , Postomatnye Tekhnologii and Flocktory. As of December 31, 2018 the Goodwill is allocated to two of CGUs: Payment Services and Rocketbank and intangible assets with indefinite useful life relates to four CGUs: Payment Services, SOVEST, Tochka, Rocketbank.

An analysis and movement of net book value of goodwill and indefinite life licenses acquired through business combinations, as included in the intangible assets (Note 10), is as follows:

	Goodwill		Indefinite
	Payment services	Rocketbank	life license	Total
As of December 31, 2016	6,285	–	183	6,468
As of December 31, 2017	6,285	–	183	6,468
Addition (Note 6)	—	93	—	93
As of December 31, 2018	6,285	93	183	6,561

The Group tests its goodwill and the intangible assets with indefinite useful life annually.

Goodwill

For the purpose of goodwill impairment test of the Payment services CGU the Company estimated the recoverable amount as fair value less costs of disposal on the basis of quoted prices of the Company’s ordinary shares (Level 1). As a result of annual impairment test the Group did not identify impairment of Goodwill allocated to Payment services CGU as of December 31, 2017 and 2018.

The recoverable amount of Rocketbank CGU has been determined based on a value in use calculation (Level 3) using cash flow projections from financial budgets approved by senior management covering an five-year period (2019‑2023). The pre-tax discount rate adjusted to risk specific applied to cash flow projections of Rocketbank CGU is 21%. The growth rates applied to discounted terminal value projection in beyond the forecast period is 4%.

The calculation of value in use for this cash generating unit is sensitive to:

-	Number of new clients acquired, and its attrition rate;
-	Commission revenue per client;
-	Terminal growth rates used to extrapolate cash flows beyond the budget period;
-	Discount rates.

With regard to the assessment of value in use of Rocketbank CGU, a rise in the discount rate to by 1.2% or a decrease in commission revenue per client by 7.5% would result in impairment. Management believes that no reasonably possible change in any other key assumptions would cause the carrying value of the unit to materially exceed its recoverable amount.

As a result of annual impairment test the Group did not identify any impairment of Goodwill allocated to Rocketbank CGU as of December 31, 2018.

Intangible assets with indefinite useful life

As of December 31, 2018, the carrying amount of intangible assets with an indefinite useful life (licenses for banking operations, which are expected to be renewed indefinitely) is recognized with a value of 183 (2017 - 183). Intangible assets with an indefinite useful life were recorded by the Group at the date of acquisition of QIWI Bank JSC.

For the purpose of the impairment test of the intangible assets with indefinite useful life, the Company estimated the recoverable amounts of each asset as fair value less costs of disposal on the basis of comparative method and cost approach (Level 3). Under the valuation using the comparative method the Group considered similar third-party’s transactions for acquisition of banks or bank organization that holds licenses identical to the Group’s ones. Under the valuation using the cost approach the Group considered outflows required to meet the requirements for a minimum amount of equity to be held by the bank or bank organization with licenses similar to the Group ones according to current legislation.

The key assumption used in fair value less cost of disposal calculations is expected outflows to acquire license on the open market.

All assumptions are determined using observable market data and publicly available information of the cash transactions of the third-parties.

The Group performed an annual impairment test of Qiwi Bank’s license as of December 31, 2018 and as of December 31, 2017, no impairment was identified. Reasonably possible changes in any valuation parameters would not result in impairment of intangible assets with indefinite useful life.

Intangible assets with definite useful life

For the purpose of the impairment test on other intangible assets the Company estimated the recoverable amounts as the higher of value in use or fair value less costs to sell of an individual asset or CGU this asset relates.

As of December 31, 2016 the Group identified the impairment indicators of intangible assets allocated to Rapida CGU (combined with Payment service CGU in 2017 after the completion of integration of Rapida business) and performed an impairment test of this CGU, which indicated an impairment as of the reporting date in the amount of 847.  As of December 31, 2017 the Group identified the impairment indicators of New terminal CGU and impaired it fully by the amount of 89.  As of December 31, 2018 the Group did not recognize any significant impairment of intangible assets.